Loans and Allowance for Credit Losses (Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016	[4]	Mar. 31, 2015
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[1]	¥ 1,036,026		¥ 1,461,030
Recorded loan balance, Not requiring an allowance for credit losses	[1],[2]	295,097		254,820
Recorded loan balance, Total	[1],[3]	1,331,123		1,715,850
Unpaid principal balance	[1]	1,476,922		1,847,578
Related allowance for credit losses	[1]	494,326		882,208
Accrual TDRs included in impaired loans		670,255	[4]	819,819	[4]	¥ 613,844		¥ 867,090
Impaired loans held for sales		61		9,879
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Accrual TDRs included in impaired loans		536,748		688,746
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		7,837		8,013
Recorded loan balance, Total	[3]	7,837		8,013
Unpaid principal balance		15,470		11,513
Related allowance for credit losses		4,324		3,619
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		626,469		875,977
Recorded loan balance, Not requiring an allowance for credit losses	[2]	188,984		187,738
Recorded loan balance, Total	[3]	815,453		1,063,715
Unpaid principal balance		875,795		1,107,203
Related allowance for credit losses		331,851		608,122
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		361,268		555,009
Recorded loan balance, Not requiring an allowance for credit losses	[2]	36,566		39,587
Recorded loan balance, Total	[3]	397,834		594,596
Unpaid principal balance		408,124		602,038
Related allowance for credit losses		166,098		411,787
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		10,936		15,007
Recorded loan balance, Not requiring an allowance for credit losses	[2]	7,172		9,068
Recorded loan balance, Total	[3]	18,108		24,075
Unpaid principal balance		18,490		24,907
Related allowance for credit losses		7,921		9,107
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		43,553		53,048
Recorded loan balance, Not requiring an allowance for credit losses	[2]	23,053		30,274
Recorded loan balance, Total	[3]	66,606		83,322
Unpaid principal balance		71,809		90,797
Related allowance for credit losses		10,665		14,987
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		38,097		48,304
Recorded loan balance, Not requiring an allowance for credit losses	[2]	16,600		23,162
Recorded loan balance, Total	[3]	54,697		71,466
Unpaid principal balance		59,335		78,097
Related allowance for credit losses		25,890		31,074
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		128,661		160,422
Recorded loan balance, Not requiring an allowance for credit losses	[2]	49,628		53,760
Recorded loan balance, Total	[3]	178,289		214,182
Unpaid principal balance		189,404		224,141
Related allowance for credit losses		94,832		115,673
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		1,125		1,836
Recorded loan balance, Not requiring an allowance for credit losses	[2]	26		607
Recorded loan balance, Total	[3]	1,151		2,443
Unpaid principal balance		1,151		2,443
Related allowance for credit losses		972		1,674
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		18,782		14,166
Recorded loan balance, Not requiring an allowance for credit losses	[2]	7,852		10,652
Recorded loan balance, Total	[3]	26,634		24,818
Unpaid principal balance		28,082		26,641
Related allowance for credit losses		16,041		10,565
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		12,978		10,714
Recorded loan balance, Not requiring an allowance for credit losses	[2]	34,282		5,806
Recorded loan balance, Total	[3]	47,260		16,520
Unpaid principal balance		67,525		17,403
Related allowance for credit losses		5,350		7,226
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		11,069		17,471
Recorded loan balance, Not requiring an allowance for credit losses	[2]	13,805		14,822
Recorded loan balance, Total	[3]	24,874		32,293
Unpaid principal balance		31,875		40,736
Related allowance for credit losses		4,082		6,029
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		122,243		262,887
Recorded loan balance, Not requiring an allowance for credit losses	[2]	40,249		23,019
Recorded loan balance, Total	[3]	162,492		285,906
Unpaid principal balance		190,518		309,975
Related allowance for credit losses		82,855		164,682
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		105,089		120,465
Recorded loan balance, Not requiring an allowance for credit losses	[2]	6,261		6,557
Recorded loan balance, Total	[3]	111,350		127,022
Unpaid principal balance		134,777		154,006
Related allowance for credit losses		16,928		46,971
Accrual TDRs included in impaired loans		40,734		50,213
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		66,964		71,849
Recorded loan balance, Not requiring an allowance for credit losses	[2]	388		462
Recorded loan balance, Total	[3]	67,352		72,311
Unpaid principal balance		74,840		80,392
Related allowance for credit losses		21,223		20,523
Accrual TDRs included in impaired loans		28,541		32,564
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		48,895		77,160
Recorded loan balance, Not requiring an allowance for credit losses	[2]	33,650		16,292
Recorded loan balance, Total	[3]	82,545		93,452
Unpaid principal balance		94,565		113,414
Related allowance for credit losses		7,743		19,173
Accrual TDRs included in impaired loans		39,333		24,708
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		58,529		44,679
Recorded loan balance, Not requiring an allowance for credit losses	[2]	25,565		20,752
Recorded loan balance, Total	[3]	84,094		65,431
Unpaid principal balance		90,957		71,075
Related allowance for credit losses		29,402		19,118
Accrual TDRs included in impaired loans		¥ 24,899		¥ 23,588

[1]	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥9,879 million and ¥61 million at March 31, 2017 and 2018, respectively.
[2]	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans' original effective interest rate, loans' observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
[3]	Included in impaired loans at March 31, 2017 and 2018 are accrual TDRs as follows: ¥688,746 million and ¥536,748 million-Commercial; ¥50,213 million and ¥40,734 million-Residential; ¥32,564 million and ¥28,541 million-Card; ¥24,708 million and ¥39,333 million-MUFG Americas Holdings; and ¥23,588 million and ¥24,899 million-Krungsri, respectively.
[4]	For the fiscal year ended March 31, 2016, lease receivables of ¥3,124 million and ¥240 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,172 million and ¥567 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2016. For the fiscal year ended March 31, 2017, lease receivables of ¥875 million and ¥74 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,065 million and ¥389 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2017. For the fiscal year ended March 31, 2018, lease receivables of ¥1,809 million and ¥113 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,282 million and ¥1,286 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2018.